FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment  [ x  ];  Amendment Number: one
    This Amendment  (Check only one.):     [ x  ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	DARIAN H. CHEN
Title:	MANAGING DIRECTOR
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   MAY 6, 2009

Amended due to information table missing specific columns

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: MARCH 31, 2009


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       38

	c.	Information Table Value Total   $ 132,579

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending MARCH 31, 2009
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.





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


3/31/2009

				Value 			Put/	Investment	Other
Quantity	Name of Issuer		Cusip	x 1000	Shares	Sh/Prn	Call	Discretion	Managers

460524	INTEL CORP	common	458140100	6922	460524	SH
127753	J&J		common	478160104	6720	127753	SH
135624	COCA-COLA CO	common	191216100	5961	135624	SH
188251	VERIZON COMM	common	92343V104	5685	188251	SH
119455	KIMBERLY-CLARK	common	494368103	5508	119455	SH
217307	AT&T INC.	common	00206R102	5476	217307	SH
285275	MICROSOFT CORP	common	594918104	5240	285275	SH
99201	WAL-MART STORES	common	931142103	5168	99201	SH
94828	3M COMPANY 	common	88579y101	4715	94828	SH
161534	EMERSON C	common	291011104	4617	161534	SH
112415	CON EDISON CO	common	209115104	4453	112415	SH
165273	JP MORGAN CHASE	common	46625H100	4393	165273	SH
63297	EXXON MOBIL	common	30231G102	4311	63297	SH
120366	PM INTL		common	718172109	4283	120366	SH
183362	DUPONT		common	263534109	4094	183362	SH
297043	PFIZER INC	common	717081103	4046	297043	SH
142633	HONEYWELL INTL	common	438516106	3974	142633	SH
94233	BP  SPONS ADR	common	055622104	3779	94233	SH
99965	PPG INC		common	693506107	3689	99965	SH
358476	GE		common	369604103	3624	358476	SH
273630	GAP INC		common	364760108	3554	273630	SH
70897	GENERAL MILLS	common	370334104	3536	70897	SH
62130	UPS		common	911312106	3058	62130	SH
76050	NOVARTIS AG ADR	common	66987V109	2877	76050	SH
73206	CONOCOPHILLIPS	common	20825c104	2867	73206	SH
201008	SPECTRA ENERGY	common	847560109	2842	201008	SH
147978	ALLSTATE	common	020002101	2834	147978	SH
125960	KRAFT FOODS INC	common	50075N104	2808	125960	SH
210611	CORNING INC	common	219350105	2795	210611	SH
73608	LUBRIZOL CORP	common	549271104	2503	73608	SH
50030	PROGRESS ENERGY common	743263105	1814	50030	SH
41387	FIRST ENERGY 	common	337932107	1598	41387	SH
165300	LIMITED BRANDS	common	532716107	1438	165300	SH
70400	CEDAR FAIR L.P.	common	150185106	654	70400	SH
27957	LINN ENERGY	common	536020100	417	27957	SH
21625	WA CLAYMORE IN 	common	95766R104	232	21625	SH
15300	ING PRIME RATE	common	44977W106	53	15300	SH
12125	EV SR INCOME TR	common	27826S103	43	12125	SH


